Net operating loss carryfowards (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	$ 1,161,196
Expires 2016 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	7,263
Expires 2017 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	8,542
Expires 2018 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	14,722
Expires 2019 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	1
Expires 2020 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	757
Expires 2021 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	375
Expires 2022 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	970
Expires 2023 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	1,248
Expires 2027 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	65,165
Expires 2028 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	510,675
Expires 2029 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	195,014
Expires 2030 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	193,707
Expires 2031 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	136,657
Expires 2032 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	25,043
Expires 2033 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Operating Loss Carryforwards	$ 1,057